Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 78,988	$ 73,678
Accumulated depreciation and amortization	14,430	13,346
Property, plant, and equipment, net	64,558	60,332
Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	15,888	13,381
Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 64,771	60,946
Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	80 years
Electric Generation Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	1 year
Electric Generation Equipment [Member] | Minimum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	1 year
Electric Generation Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	52 years
Electric Generation Equipment [Member] | Maximum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	58 years
Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 7,429	6,733
Gas Distribution Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Gas Distribution Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	80 years
Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,335	2,170
Common—electric and gas | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	4 years
Common—electric and gas | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Nuclear Fuel [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	1 year
Nuclear Fuel [Member] | Minimum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	1 year
Nuclear Fuel [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	8 years
Nuclear Fuel [Member] | Maximum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	8 years
Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 3,698	3,107
Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 755	722
Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	3 years
Other Property Plant and Equipment | Minimum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	1 year
Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	61 years
Other Property Plant and Equipment | Maximum [Member] | Exelon Generation Co L L C [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	10 years
Commonwealth Edison Co [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 32,094	30,229
Accumulated depreciation and amortization	6,099	5,672
Property, plant, and equipment, net	25,995	24,557
Commonwealth Edison Co [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 31,077	29,371
Commonwealth Edison Co [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Commonwealth Edison Co [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	80 years
Commonwealth Edison Co [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 0	0
Commonwealth Edison Co [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	0	0
Commonwealth Edison Co [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	918	799
Commonwealth Edison Co [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 99	59
Commonwealth Edison Co [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	32 years
Commonwealth Edison Co [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
PECO Energy Co [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 15,081	14,024
Accumulated depreciation and amortization	3,964	3,843
Property, plant, and equipment, net	11,117	10,181
PECO Energy Co [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 10,076	9,462
PECO Energy Co [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
PECO Energy Co [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	70 years
PECO Energy Co [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 3,339	3,098
PECO Energy Co [Member] | Gas Distribution Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
PECO Energy Co [Member] | Gas Distribution Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	70 years
PECO Energy Co [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,005	956
PECO Energy Co [Member] | Common—electric and gas | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
PECO Energy Co [Member] | Common—electric and gas | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	55 years
PECO Energy Co [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 620	474
PECO Energy Co [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 41	34
Average Service Life (years)	50 years
Baltimore Gas and Electric Company [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 14,876	13,906
Accumulated depreciation and amortization	4,299	4,034
Property, plant, and equipment, net	10,577	9,872
Baltimore Gas and Electric Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 9,352	8,797
Baltimore Gas and Electric Company [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Baltimore Gas and Electric Company [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	80 years
Baltimore Gas and Electric Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 3,712	3,315
Baltimore Gas and Electric Company [Member] | Gas Distribution Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Baltimore Gas and Electric Company [Member] | Gas Distribution Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	80 years
Baltimore Gas and Electric Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,224	1,138
Baltimore Gas and Electric Company [Member] | Common—electric and gas | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	4 years
Baltimore Gas and Electric Company [Member] | Common—electric and gas | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
Baltimore Gas and Electric Company [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 554	627
Baltimore Gas and Electric Company [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 34	29
Baltimore Gas and Electric Company [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	20 years
Baltimore Gas and Electric Company [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
Pepco Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 18,606	17,188
Accumulated depreciation and amortization	2,108	1,811
Property, plant, and equipment, net	16,498	15,377
Pepco Holdings LLC [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 16,062	15,137
Pepco Holdings LLC [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Pepco Holdings LLC [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Pepco Holdings LLC [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 646	591
Pepco Holdings LLC [Member] | Gas Distribution Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Pepco Holdings LLC [Member] | Gas Distribution Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Pepco Holdings LLC [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 201	178
Pepco Holdings LLC [Member] | Common—electric and gas | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Pepco Holdings LLC [Member] | Common—electric and gas | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Pepco Holdings LLC [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,590	1,174
Pepco Holdings LLC [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 107	108
Pepco Holdings LLC [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	3 years
Pepco Holdings LLC [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
Potomac Electric Power Company [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 11,979	11,153
Accumulated depreciation and amortization	3,875	3,697
Property, plant, and equipment, net	8,104	7,456
Potomac Electric Power Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 10,798	10,264
Potomac Electric Power Company [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Potomac Electric Power Company [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Potomac Electric Power Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 0	0
Potomac Electric Power Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	0	0
Potomac Electric Power Company [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,118	824
Potomac Electric Power Company [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 63	65
Potomac Electric Power Company [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	33 years
Potomac Electric Power Company [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
Delmarva Power & Light Company [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 6,195	5,847
Accumulated depreciation and amortization	1,635	1,533
Property, plant, and equipment, net	4,560	4,314
Delmarva Power & Light Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 4,957	4,730
Delmarva Power & Light Company [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Delmarva Power & Light Company [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	70 years
Delmarva Power & Light Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 806	751
Delmarva Power & Light Company [Member] | Gas Distribution Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Delmarva Power & Light Company [Member] | Gas Distribution Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Delmarva Power & Light Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 180	180
Delmarva Power & Light Company [Member] | Common—electric and gas | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Delmarva Power & Light Company [Member] | Common—electric and gas | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	75 years
Delmarva Power & Light Company [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 229	163
Delmarva Power & Light Company [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 23	23
Delmarva Power & Light Company [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	8 years
Delmarva Power & Light Company [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	50 years
Atlantic City Electric Company [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 5,149	4,778
Accumulated depreciation and amortization	1,420	1,303
Property, plant, and equipment, net	3,729	3,475
Atlantic City Electric Company [Member] | Electric—transmission and distribution
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 4,882	4,568
Atlantic City Electric Company [Member] | Electric—transmission and distribution | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	5 years
Atlantic City Electric Company [Member] | Electric—transmission and distribution | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	65 years
Atlantic City Electric Company [Member] | Gas Distribution Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 0	0
Atlantic City Electric Company [Member] | Common—electric and gas
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	0	0
Atlantic City Electric Company [Member] | Construction work in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	242	182
Atlantic City Electric Company [Member] | Other Property Plant and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 25	$ 28
Atlantic City Electric Company [Member] | Other Property Plant and Equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	13 years
Atlantic City Electric Company [Member] | Other Property Plant and Equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average Service Life (years)	15 years